COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended
	Jun. 17, 2025	Oct. 31, 2025
Cash fee		$ 10,000
Greenland Exploration Limited
Cash fee	$ 2,000,000
Greenland Exploration Limited
Cash fee	$ 2,000,000